Interest Expense Recognized Related To Senior Notes (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 26,434	$ 25,852
Amortization of debt issuance costs	2,123	1,866
Amortization of debt discount	58	53
Total interest incurred	$ 28,615	$ 27,771
Effective interest rate of the Senior Notes	11.35%	11.35%